ACQUISITIONS - Narrative (Details) - Nelson Sports Inc. $ in Millions	Sep. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent earnout consideration	$ 20.0
Minimum
Disclosure of detailed information about business combination [line items]
Consideration, payable term	6 months
Maximum
Disclosure of detailed information about business combination [line items]
Consideration, payable term	12 months